ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of Variable Interest Entity of Ninetowns (Detail)	12 Months Ended
Dec. 31, 2012
Ronghe Tongshang [Member]
Variable Interest Entity [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Investment holding
Beijing Sky [Member]
Variable Interest Entity [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Sale of dietary products, daily necessities, home appliances and crop cultivation
Huaixiang Modern Agriculture [Member]
Variable Interest Entity [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Crop and seedling cultivation, agricultural technology development, technical services and consulting, landscape design, sale of fresh fruits and vegetables
Beijing Ronghe Dianzi [Member]
Variable Interest Entity [Line Items]
Place of incorporation/ establishment	PRC
Effective ownership interest	100.00%
Principal activities	Cultivation and sale of crops and technical consultation and services related to agricultural sales